STOCKHOLDERS' DEFICIENCY (Details) - The following table summarizes the stock option activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
The following table summarizes the stock option activity [Abstract]
Outstanding, January 1, 2013		2,420,000
Outstanding, January 1, 2013 (in Dollars per share)		$ 0.0679
Granted	5,378,530	9,873,543
Granted (in Dollars per share)	$ 0.24	$ 0.247
Outstanding, September 30, 2013	14,839,073	9,460,543
Outstanding, September 30, 2013 (in Dollars per share)	$ 0.24	$ 0.25
Outstanding, September 30, 2013	8 years 328 days
Outstanding, September 30, 2013 (in Dollars)	$ 532,634
Exercisable, September 30, 2013	8,474,992	7,212,909
Exercisable, September 30, 2013 (in Dollars per share)	$ 0.22	$ 0.19
Exercisable, September 30, 2013	8 years 6 months
Exercisable, September 30, 2013 (in Dollars)	$ 490,791